Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations [Member]
Property and Equipment, Net (Textual)
Depreciation and amortization	$ 974,432	$ 869,073	$ 213,095
Discontinued operations [Member]
Property and Equipment, Net (Textual)
Depreciation and amortization		$ 51,056	$ 281,202